Transactions with Related Parties (Tables)	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying unaudited interim consolidated statements of comprehensive loss:

	Nine Months Ended September 30,
	2017	2018
Included in Voyage related costs and commissions
Charter hire commissions	$279	$262

Included in Management fees, related parties
Ship-management fees	532	538

Included in General and administrative expenses
Administration fees	1,197	1,210

Total	$2,008	$2,010